Employee Stock Ownership Plan	12 Months Ended
Dec. 31, 2025
EBP 022
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Employee Stock Ownership Plan	Employee Stock Ownership Plan
All ConocoPhillips Stock held by the Plan is considered part of the ESOP. This includes the ConocoPhillips Stock Fund and the ConocoPhillips Leveraged Stock Fund. The ConocoPhillips Stock Fund contains shares of ConocoPhillips Stock purchased with active employee contributions, company contributions, dividends reinvested in participant accounts, and shares allocated to participant accounts as a result of allocations other than those purchased with the proceeds of acquisition loans. The ConocoPhillips Leveraged Stock Fund primarily contains shares of ConocoPhillips Stock that were purchased with the proceeds of acquisition loans and allocated to participant accounts. Participants may direct that these contributions be exchanged from the ConocoPhillips Stock Fund and the ConocoPhillips Leveraged Stock Fund into other investment funds at any time.